Segment Information (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue	$ 223,676	$ 227,356	$ 198,159
Asia
Revenue	133,542	125,572	119,776
Europe
Revenue	70,121	64,858	48,906
North America
Revenue	10,557	19,943	21,334
Australia
Revenue	$ 9,456	$ 16,983	$ 8,143